Segment Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Segment Reporting Information [Line Items]
Sales to external customers	$ 773.1	$ 232.4
Sales to affiliates	167.2	491.9
Purchased gas, NGLs, condensate and crude oil	(657.4)	(538.9)
Operating expenses	(98.4)	(46.8)
Gain (loss) on derivative activity	0.2	(1.3)
Segment profit	184.7	137.3
Depreciation and amortization	(91.3)	(48.5)
Goodwill	2,283.1	2,438.1	2,257.8
Capital Expenditures	160.4	68.3
Identifiable assets	9,504.5		8,702.0
Texas Operating Segment [Member]
Segment Reporting Information [Line Items]
Sales to external customers	70.7	48.3
Sales to affiliates	140.6	335.9
Purchased gas, NGLs, condensate and crude oil	(66.5)	(257.7)
Operating expenses	(48.5)	(31.7)
Gain (loss) on derivative activity	0	0
Segment profit	96.3	94.8
Depreciation and amortization	(36.5)	(27.2)
Goodwill	1,168.2	1,256.7	1,168.2
Capital Expenditures	73.7	25.1
Identifiable assets	3,958.7		3,302.9
Louisiana Operating Segment [Member]
Segment Reporting Information [Line Items]
Sales to external customers	429.7	152.5
Sales to affiliates	11.9	0.5
Purchased gas, NGLs, condensate and crude oil	(376.4)	(140.5)
Operating expenses	(22.5)	(5.1)
Gain (loss) on derivative activity	0	0
Segment profit	42.7	7.4
Depreciation and amortization	(27.4)	(5.2)
Goodwill	786.8	885.1	786.8
Capital Expenditures	17.8	22.1
Identifiable assets	3,175.7		3,316.5
Oklahoma Operating Segment [Member]
Segment Reporting Information [Line Items]
Sales to external customers	9.0	11.5
Sales to affiliates	34.9	162.9
Purchased gas, NGLs, condensate and crude oil	(3.4)	(133.8)
Operating expenses	(7.9)	(6.7)
Gain (loss) on derivative activity	0	0
Segment profit	32.6	33.9
Depreciation and amortization	(13.5)	(14.2)
Goodwill	190.3	190.3	190.3
Capital Expenditures	5.4	10.2
Identifiable assets	883.4		892.8
Crude and Condensate
Segment Reporting Information [Line Items]
Sales to external customers	263.7	20.1
Sales to affiliates	4.2	0
Purchased gas, NGLs, condensate and crude oil	(235.5)	(14.3)
Operating expenses	(19.5)	(3.3)
Gain (loss) on derivative activity	0	0
Segment profit	12.9	2.5
Depreciation and amortization	(12.4)	(1.8)
Goodwill	137.8	106.0	112.5
Capital Expenditures	59.2	5.4
Identifiable assets	1,170.3		871.8
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Sales to external customers	0	0
Sales to affiliates	(24.4)	(7.4)
Purchased gas, NGLs, condensate and crude oil	24.4	7.4
Operating expenses	0	0
Gain (loss) on derivative activity	0.2	(1.3)
Segment profit	0.2	(1.3)
Depreciation and amortization	(1.5)	(0.1)
Goodwill	0	0
Capital Expenditures	4.3	5.5
Identifiable assets	$ 316.4		$ 318.0